Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”), which includes all standards issued by the International Accounting Standards Board (“IASB”) and related interpretations issued by the IFRS Interpretations Committee. The consolidated financial statements have been prepared on a historical cost basis, except for debt and equity financial assets and derivative financial instruments that have been measured at fair value.
All amounts included in the consolidated financial statements are reported in thousands of U.S. dollars (U.S. $ in thousands) except where otherwise stated. Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Use of estimates
The preparation of the financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgments and estimates on historical experience and on other various factors it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods. Significant estimates, assumptions and judgments made by management include revenue recognition and impairment of non-financial assets (see Note 3, “Critical Accounting Estimates and Judgments”). Other estimates, assumptions and judgments made by management include business combinations, fair value measurement of financial instruments and accounting for income taxes.
In March 2020, the World Health Organization declared a novel coronavirus (“COVID-19”) a pandemic. The impact of COVID-19 has been difficult to predict and the full extent of the impact will depend on a number of factors, including the continued duration and spread of the outbreak and related variants, its severity, the actions taken by governments and authorities to contain the virus or treat its impact, the effectiveness of current vaccines and therapeutic treatments, and the extent to which normal economic and operating conditions continue to resume. The Group considered the impact of COVID-19 on the assumptions and estimates used, including the allowance for credit losses for accounts receivable, the creditworthiness of customers entering into revenue arrangements, our impairment assessment of assets, the fair values of our financial instruments, and income taxes, which require increased judgement and carry a higher degree of estimate uncertainty. The Group determined that there were no material adverse impacts on the consolidated financial statements for the fiscal years ended June 30, 2022 and 2021. As events continue to evolve and additional information becomes available, the Group’s assumptions and estimates may change in future periods.
Principles of consolidation
The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.
Segment
The Group operates as a single operating segment, which is also its reporting segment. An operating segment is defined as a component of an entity for which discrete financial information is available and whose results of operations are regularly reviewed by the chief operating decision maker. The Group's chief operating decision makers are the Group's Co-Chief Executive Officers, who review results of operations to make decisions about allocating resources and assessing performance based on consolidated financial information. Accordingly, the Group has determined it operates in one operating segment.
Foreign currency
The Group's consolidated financial statements are presented using the U.S. dollar, which is the Company's functional currency. Some of the Group’s foreign subsidiaries’ functional currency is the local currency. We translate the financial statements of these subsidiaries to U.S. dollars using month-end exchange rates for assets and liabilities, and average exchange rates for revenue, costs, and expenses. Adjustments resulting from translating foreign functional currency financial statements into U.S. dollars are recorded as a separate component on the consolidated statements of comprehensive loss.
Foreign currency transaction gains and losses from re-measurement of monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are included in other non-operating expense, net in the consolidated statements of operations for the period.
Revenue recognition
Policies, Estimates and Judgments
Revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services. We enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of sales and other similar taxes collected from customers, which are subsequently remitted to governmental authorities. The revenue recognition policy is consistent for sales generated directly with customers and sales generated indirectly through solution partners and resellers.
Revenues are recognized upon the application of the following steps:
1.identification of the contract or contracts with a customer;
2.identification of the performance obligations in the contract;
3.determination of the transaction price;
4.allocation of the transaction price to the performance obligations in the contract; and
5.recognition of revenue when, or as, the performance obligation is satisfied.
The timing of revenue recognition may differ from the timing of billing our customers. We receive payments from customers based on a billing schedule as established in our contracts. Contract assets are recognized when performance is completed in advance of scheduled billings. Deferred revenue is recognized when billings are in advance of performance under the contract. Our revenue arrangements include standard warranty provisions that our products and services will perform and operate in all material respects with the applicable published specifications, the financial impacts of which have historically been, and are expected to continue to be insignificant. Our contracts do not include a significant financing component.
Our contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require judgment.
We allocate the transaction price for each contract to each performance obligation based on the relative standalone selling price (“SSP”) for each performance obligation. We use judgment in determining the SSP for products and services. We typically determine an SSP range for our products and services which is reassessed on a periodic basis or when facts and circumstances change. For all performance obligations other than perpetual and term licenses, we are able to determine SSP based on the observable prices of products or services sold separately in comparable circumstances to similar customers. In instances where performance obligations do not have observable standalone sales, we utilize available information that may include market conditions, pricing strategies, the economic life of the software, and other observable inputs to estimate the price we would charge if the products and services were sold separately.
Our products are generally sold with a right of return, we may provide other credits or incentives, and in certain instances we estimate customer usage of our services, which are accounted for as variable consideration when determining the amount of revenue to recognize. Returns and credits are estimated at contract inception and updated at the end of each reporting period if additional information becomes available. Variable consideration was not material for the periods presented.
Recognition of revenue
Revenue recognized from contracts with customers is disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. We report our revenues in three categories: (i) subscription, (ii) maintenance, and (iii) other. In addition, we present revenue by geographic region in Note 16, “Revenue.”
Subscription revenues
Subscription revenues consist primarily of fees earned from subscription-based arrangements for providing customers the right to use our software in a cloud-based-infrastructure that we provide. We also sell on-premises term license agreements for our Data Center products, which consist of software licensed for a specified period and include support and maintenance services that are bundled with the license for the term of the license period. Subscription revenues also include subscription-based agreements for our premier support services. Subscription revenues are driven primarily by the number and size of active licenses, the type of product and the price of the licenses. Our subscription-based arrangements generally have a contractual term of one to twelve months, with a majority being one month. For cloud-based services, subscription revenue is recognized ratably as services are performed, commencing with the date the service is made available to customers. For on-premises term-based licenses, we recognize revenue upfront for the portion that relates to the delivery of the term license and the support and related revenue is recognized ratably as the services are delivered over the term of the arrangement.
Maintenance revenues
Maintenance revenues represent fees earned from providing customers unspecified future updates, upgrades and enhancements and technical product support for perpetual license products on an if-and-when-available basis. Maintenance revenue is recognized ratably over the term of the support period.
Other revenues
Other revenues include primarily fees received for sales of third-party apps in the Atlassian Marketplace and perpetual license revenues. Technical account management, consulting and training services are also included in other revenues. Revenue from the sale of third-party apps via Atlassian Marketplace is recognized on the date of product delivery on a net basis given that all of our performance obligations have been satisfied at that time and we function as the agent in the relationship. Revenue from technical account management is recognized over the time period that the customer has access to the service. Revenue from consulting and training is recognized over time as the services are performed. Perpetual license revenues represent fees earned from the perpetual licenses of software to customers for use on the customer’s premises. Perpetual license revenues consist of the revenues recognized from sales of licenses to new customers and additional licenses to existing customers. We typically recognize revenue on the license portion of perpetual license arrangements once the customer obtains control of the license, which is generally upon delivery of the license.
Cash and cash equivalents
The Group considers all highly liquid investments purchased with an original maturity of three months or less and subject to an insignificant risk of changes in value to be cash equivalents. Cash equivalents also include amounts due from third-party credit card processors as they are both short-term and highly liquid in nature and are typically converted to cash within three days of the sales transaction.
Current versus non-current classification
The Group presents assets and liabilities in the consolidated statements of financial position based on current or non-current classification. An asset is current when it is expected to be realized or intended to be sold or consumed in the normal operating cycle; expected to be realized within twelve months after the reporting period; or cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is due to be settled within twelve months after the reporting period. The Group classifies all other liabilities as non-current.
Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Our financial assets include trade receivables and contract assets, debt and equity investments and derivative financial instruments. We generally classify financial assets into the following categories: subsequently measured at amortized cost, at fair value through other comprehensive income, and at fair value through profit or loss depending on the contractual cash flows of and our business model for holding the respective asset. Financial assets that are measured at fair value on a recurring basis include debt and equity investments and derivative financial instruments. Trade receivables and contract assets are measured at amortized cost. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date.
Our financial liabilities include trade and other payables, the Notes and derivative financial instruments. We generally classify financial liabilities as subsequently measured at amortized cost and at fair value through profit or loss. Financial liabilities that are measured at fair value are the derivative financial instruments. Trade and other payables are measured at amortized cost and the Notes are measured at amortized cost using the effective interest rate (“EIR”) method.
Marketable debt securities
The Group’s marketable debt securities were classified as instruments at fair value through other comprehensive income. These debt securities give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. After consideration of our objectives, as well as our liquidity requirements, we may sell these debt securities prior to their stated maturities. As we view these securities as available for use to support current operations, we classify highly liquid securities with maturities beyond 12 months as current assets under the caption short-term investments on the consolidated statements of financial position. Fair value changes of marketable debt securities that have been recognized in other comprehensive income are reclassified to profit or loss upon sale of the financial asset.
Strategic investments
The Group holds strategic investments in privately held debt and equity securities and publicly held equity securities in which the Company does not have a controlling interest.
The Group’s non-marketable debt securities are classified as instruments at fair value through profit or loss. The non-marketable debt securities are convertible notes issued by private companies without quoted market prices. To estimate the fair value of the non-marketable debt securities, we use the income approach utilizing our estimates of timing, probability, and amount of cash flows associated with liquidation of the securities. Financial information of private companies may not be available and consequently we will estimate the fair value based on the best available information at the measurement date.
The Group has irrevocably designated the equity investments not accounted for under the equity method as instruments at fair value through other comprehensive income. Changes in fair value of these equity investments are recognized in other comprehensive income and never reclassified to profit or loss, even if the asset is impaired, sold or otherwise derecognized.
Marketable equity securities are measured at fair value using readily determinable market value. Non-marketable equity securities are measured at fair value using market data, such as publicly available financing round valuations. Judgment is required particularly in estimating the fair values of non-marketable equity securities.
Exchangeable senior notes
The Group’s exchangeable senior notes (the “Notes”) were classified as financial liabilities at amortized cost and measured using the EIR method. Amortized cost was calculated by taking into account any discount and issuance cost that were an integral part of the EIR. The EIR amortization was included as finance costs in the consolidated statements of operations.
Derivative financial instruments
The Group enters into foreign exchange forward contracts with the objective to mitigate certain currency risks associated with cost of revenues and operating expenses denominated in foreign currencies. These foreign exchange forward contracts are designated as cash flow hedges. The Group also enters into foreign exchange forward contracts to hedge a portion of certain foreign currency denominated as monetary assets and liabilities to reduce the risk that such foreign currency will be adversely affected by changes in exchange rates. The Group uses interest rate swaps to hedge the variability of cash flows in the interest payments associated with its variable-rate debt due to changes in the LIBOR-based floating interest rate. The interest rate swaps are designated as cash flow hedges. Hedging derivative instruments are recognized as either assets or liabilities and are measured at fair value.
At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.
The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:
•There is ‘an economic relationship’ between the hedged item and the hedging instrument;
•The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship; and
•The hedge ratio of the hedging relationship is the same as the ratio resulting from the quantity of the hedged item and the quantity of the hedging instrument.
For derivative instruments designated as cash flow hedges, the effective portion of the gains (losses) on the derivatives is initially reported as a component of other comprehensive income and is subsequently recognized in earnings when the hedged exposure is recognized in earnings. Amounts reclassified from cash flow hedge reserve to profit or loss are recorded to the same functional expense as the hedged item or items. Gains (losses) on derivatives representing hedge ineffectiveness are recognized in earnings. For derivative instruments that are not designated as hedges, gains (losses) from changes in fair values are primarily recognized in other income (expense), net.
The Group had other derivatives such as embedded exchange feature of the Notes and capped call transactions (“Exchange and Capped Call Derivatives”). Please see Note 16, “Debt” for details. The Exchange and Capped Call Derivatives are measured at fair value at each reporting date and gains (losses) from changes in fair values are recognized in other non-operating expense, net. The Group used Black-Scholes option pricing models to fair value the exchange feature of the Notes. Certain inputs used in the model such as stock price volatility requires judgment. The Capped Call Derivatives’ fair value was obtained from counterparty banks.
Impairment of financial assets
The Group measures loss allowances on debt investments at fair value through other comprehensive income at an amount equal to lifetime expected credit losses (“ECLs”), except for securities that are determined to have low credit risk at the reporting date and other securities and bank balances for which credit risk has not increased significantly since initial recognition, which are measured as 12-month ECLs. ECLs are a probability-weighted estimate of the difference in the present value of contractual cash flows and the present value of cash flows that the Group expects to receive. Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument. 12-month ECLs are the portion of ECLs that result from default events that are possible within the 12 months following the reporting date.
For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. The Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
Derecognition
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
Financial liabilities are derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of operations.
Fair value measurement
The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, we consider the principal or most advantageous market in which we would transact, as well as assumptions that market participants would use when pricing the asset or liability.
The three levels of inputs that may be used to measure fair value are:
•Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
The fair value of financial instruments traded in active markets is included in Level 1.
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to measure the fair value an instrument are observable, the instrument is included in Level 2.
If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Group's assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.
Disposal group held for sale
The Group classifies the disposal group as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. A disposal group is a group of assets and liabilities which the Group intends to dispose of in a single transaction. The disposal group classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of the asset group, excluding finance costs and income tax expense.
The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset group and the sale expected to be completed within one year from the date of the classification.
Assets classified as held for sale are presented separately as current items in the consolidated statement of financial position.
Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method to allocate the cost over the estimated useful lives or, in the case of leasehold improvements and certain leased equipment, the remaining lease term if shorter. The estimated useful lives for each asset class are as follows:

Equipment	3 years
Computer hardware and computer-related software	3 years
Furniture and fittings	5 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Business combinations
We include the results of operations of the businesses that we acquire as of the acquisition date. We record the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of these identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.
We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible assets, as well as the sensitivity of the respective fair values to the underlying significant assumptions. Our estimates are inherently uncertain and subject to refinement. We use a discounted cash flow method of the income approach to measure the fair value of these intangible assets. Assumptions used to estimate the fair value of the intangible assets include revenue growth rates, technology migration curves, customer attrition rates and discount rates. These assumptions are forward-looking and could be affected by future economic and market conditions.
During the measurement period, which may be up to one year from the date of acquisition, the Group may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed based on additional information obtained affecting the fair value of those assets and liabilities, with the corresponding offset to goodwill. In addition, uncertain tax positions are initially established in connection with a business combination as of the acquisition date. The Group continues to collect information and reevaluates these provisional estimates and assumptions as deemed reasonable by management. The Group records any adjustments to these provisional estimates and assumptions against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations. Please refer to Note 13, “Business combinations,” for details.
Goodwill
Goodwill is the excess of the aggregate of the consideration transferred over the identifiable assets acquired and liabilities assumed. Goodwill is tested for impairment annually during the fourth quarter of the Group's fiscal year and when circumstances indicate that the carrying value may be impaired. The Group performs its goodwill impairment test at the level of its operating segment as there are no lower levels within the Group at which goodwill is monitored. Impairment is determined for goodwill by assessing the recoverable amount of the operating segment. When the recoverable amount of the operating segment is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Intangible assets
We acquire intangible assets separately or in connection with business combinations. Intangible assets are measured at cost initially. All of our intangible assets are with finite lives and are amortized over their estimated useful life using the straight-line method. The amortization expense on intangible assets is recognized in the consolidated statements of operations in the expense category, consistent with the function of the intangible asset.
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	5 - 12 years
Customer relationships	3 - 10 years
Acquired developed technology	4 - 6 years
Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. When the recoverable amount of an intangible asset is less than its carrying amount, an impairment loss is recognized.
Impairment of non-financial assets
At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. An asset’s recoverable amount is the higher of an asset’s or cash generating unit (“CGU”)’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.
Share-based payments
Share-based payments cover equity-settled awards including stock options, restricted share units (“RSUs”) and restricted shares issued to our employees in exchange of their service. The cost of the equity-settled awards is determined by the fair value at the grant date. The fair value of RSUs or restricted shares is equal to the market value of our common stock on the grant date. The Group estimates the fair value of stock options using the Black-Scholes option pricing model. This option-pricing model requires the input of assumptions, including the awards’ expected life and the price volatility of the underlying stock.
We recognize equity-settled awards cost, net of estimated forfeitures, over the awards’ requisite service period on a graded-vesting basis. No compensation cost is recognized for awards that do not ultimately vest because service conditions have not been met and we estimate forfeiture based on historical experience. The respective expenses are recognized as employee benefits and classified in our consolidated statements of operations according to the activities that the employees perform.
The Group also issues replacement awards in connection with business combinations in exchange for awards held by employees of the acquiree. We recognize the portion of the acquiree award that is attributable to pre-combination service as purchase consideration. The portion of the replacement award attributable to post-combination service is recognized as employee benefits and classified in our consolidated statements of operations according to the activities that the employees perform.
Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Leases
Group as lessee
We determine if an arrangement is a lease at inception. Our lease agreements generally contain lease and non-lease components. Lease payments under our lease arrangements are primarily fixed. Non-lease components primarily include payments for maintenance and utilities and are expensed as incurred.
Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate, because the interest rate implicit in our leases is not readily determinable. Our incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Our lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancelable, lease term when determining lease liabilities. We reassess the lease term if and when a significant event or change in circumstances occurs within the control of the Group.
Right-of-use assets are recognized at cost at the lease commencement date. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct cost incurred, any prepaid lease payments less lease incentives and an estimate of restoration cost. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
We apply the short-term lease recognition exemption for our short-term leases and leases of low-value assets. Short-term leases are leases with a lease term of 12 months or less. Low-value assets are primarily comprised of office equipment. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis over the lease term.
Research and development
Research and development expense includes the employee, software, and hardware costs incurred for the development of new products, enhancements and updates of existing products and quality assurance activities. These costs incurred for the development of computer software to be marketed externally are expensed until the point that technological feasibility has been established, which, for our products, is typically reached shortly before the release of such products, and, as a result, the Group has not capitalized any research and development costs.
Taxation
Current tax
Current income tax assets and/or liabilities comprise amounts expected to be recovered or paid to Her Majesty's Revenue & Customs, the Australian Taxation Office, the United States Internal Revenue Service and other fiscal authorities relating to the current or prior reporting periods, which are unpaid at each reporting date. Current tax is payable on taxable income that differs from the consolidated statements of operations in the financial statements due to permanent and temporary timing differences. The calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax
The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax however is not recognized on the initial recognition of goodwill, or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax liabilities are generally provided for in full.
Deferred tax assets are recognized to the extent that they are expected to reverse in the foreseeable future and it is probable that they will be able to be utilized against future taxable income, based on the Group's forecast of future results of operations. Deferred tax assets are adjusted for significant non-taxable income, expenses and specific limits on the use of any unused tax loss or credit. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates and in accordance with laws that are expected to apply to their respective period of realization, provided the tax rates and laws are enacted or substantively enacted by the end of the reporting period. The carrying amount of deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized.
Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statements of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.
Deferred tax assets are recognized for deductible temporary differences for which management considers it is probable that future taxable income will be available to utilize those temporary differences. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable income, together with future tax-planning strategies. Assumptions about the generation of future taxable income depend on management’s estimates of future cash flows, future business expectations, capital expenditures, dividends, and other capital management transactions. Management judgment is also required in relation to the application of income tax legislation, which involves complexity and an element of uncertainty. Where management judgment is found to be misplaced, some or all of recognized deferred tax asset and liability carrying amounts may require adjustment, resulting in a corresponding credit or charge to the consolidated statements of operations.
The Company assesses uncertainty over a tax treatment in accordance with the International Financial Reporting Interpretations Committee (“IFRIC”) 23. When the Company concludes it is not probable that the taxation authority will accept an uncertain tax treatment, the Company will reflect the effect of uncertainty by using either of the following methods, depending on which method the Company expects to better predict the resolution of the uncertainty:
•The most likely amount: the single most likely amount in a range of possible outcomes.
•The expected value: the sum of the probability-weighted amounts in a range of possible outcomes.
For details of taxation, please refer to Note 8, “Income Tax.”
New Standards, Interpretations and Amendments Not Yet Adopted in Fiscal Year 2022
The IASB has issued other amendments resulting from improvements to IFRS that management considers do not have any impact on the accounting policies, financial position or performance of the Group. The Group does not expect them to have a material impact on the accounting policies.
Hyperinflation
With effect from July 1, 2021, we have applied hyperinflationary accounting in accordance with IAS 29, Financial Reporting in Hyperinflationary Economies, for our subsidiary in Turkey as Turkey’s cumulative rate of inflation over the last three years is in excess of 100%. Non-monetary balance sheet items are restated using a general price index; monetary items are not restated. Items in the income statement and the statement of comprehensive income are restated by applying the change in the general price index from the dates when the income and expense items were initially recorded in the financial statements. The impact was not material on the consolidated financial statements for the fiscal year 2022. Comparative amounts presented previously in U.S. dollars are not restated.
Reclassification
Certain reclassifications have been made to prior period balances in order to conform to the current period presentation. “Perpetual License” revenues have been reclassified to “Other” revenues on our consolidated statements of operation. The reclassifications had no impact on our previously reported total revenues.